Deferred Share Units (Tables)	6 Months Ended
May 31, 2018
Deferred Compensation Arrangements Disclosure [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity
	Three months ended				Six months ended
	May 31, 2018		May 31, 2017		May 31, 2018		May 31, 2017
	$	Shares	$	Shares	$	Shares	$	Shares
Additional paid in capital	—	—	8,095	3,128	7,565	8,660	15,356	5,484
Accrued liability	—	—	7,222	3,723	—	—	7,222	3,723